Commitments and Contingencies (Details) (USD $)	5 Months Ended	9 Months Ended	12 Months Ended
	May 24, 2012	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	May 09, 2013
Settlement Agreement Cash Compensation
Liability amount recognized by KLC				$ 15,750,000
Cash proceeds from Settlement Agreement			5,798,363	5,827,500
Number of installments according to the Settlement Agreement				10
Number of shares received from KLC	111,201
KLC fifteen for one reverse stock split		15-for-1		10-for-1
Total number of KLC shares held by the Company on a reverse stock split adjusted basis		65,896	65,896	7,413
Number Of Additional Shares Received Settlement Agreement					58,483
Cash compensation received by KLC			402,596	29,137
Euro / U.S. dollar exchange rate		1.3743	1.3743
Estimated off-hire time			18
Remaining Cash Payment As a Result Of a Court Decision
Settlement Agreement Cash Compensation
Cash proceeds from Settlement Agreement		$ 579,836